Distribution Income from Operations, including Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Income from operations	$ 84,938	$ 77,114	$ 248,594	$ 227,051
Ireland
Segment Reporting Information [Line Items]
Income from operations	62,152	63,933	164,760	178,081
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	2,526	837	15,124	9,144
United States
Segment Reporting Information [Line Items]
Income from operations	16,150	11,471	52,897	34,081
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 4,110	$ 873	$ 15,813	$ 5,745